CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Notes payable outstanding							$ 535,000		$ 535,000		$ 1,435,000	$ 35,000
Interest expense, convertible note payables							12,000		54,000		51,000	2,000
Amortization expenses									409,000	$ 0
Proceeds fom convertible promissory note									300,000
Payments to convertible note payable									0	44,000	0	55,000
Imputed interest									22,000	35,000	1,000	2,000
Interest expense related to convertible notes payable								$ 7,000	7,000
Warrants value											25,000
Amortization expense of note payable discount							$ 0	$ 786,000	$ 409,000	786,000	1,092,000	$ 0
Interest rate									10.00%			5.00%
Risk free rate									0.30%
Volality rate									64.80%
Promissory note												$ 1,300,000
Maturity date		Dec. 07, 2020	Mar. 31, 2021	Nov. 30, 2020
Common stock conversion price		$ 3.00
Interest expense									$ 0	$ 0	$ 29,000	$ 0
Common stock shares issued							15,020,512		15,020,512		15,454,623	15,211,290
October 2020 [Member]
Fair market value of the embedded conversion feature			$ 25,000
Interest rate									10.00%
Risk free rate									0.10%
Volality rate									66.48%
Amortization of discount									$ 37,000
Warrants exercise price									$ 2.25
Toal discount							$ 37,000		$ 37,000
Gross proceeds									50,000
Discount attributed to market									25,000
Discount attributed to warrants									$ 12,000
Issuance of warrants									6,667
Interest expense							1,000
April 2020 [Member] | Lender [Member]
Interest expense related to convertible notes payable											$ 34,000
Additional warrants share of common stock											66,666
Common stock shares issued											400,000
Exercise price											$ 0.75
Convertible Notes [Member] | Lendor [Member]
Interest expense related to convertible notes payable												$ 9,000
Debt discount			24,000		$ 49,000
Amortization expense of note payable discount							21,000		$ 21,000
Current liability and interest expense			1,000				$ 2,000		2,000
Fair market value of the embedded conversion feature			$ 25,000						$ 49,000
Interest rate			10.00%
Risk free rate									0.10%
Volality rate									66.48%
Amortization of discount			$ 12,000
Prospective interest rate			20.00%		20.00%
Common stock shares exercise price											3.75
Warrants Exercise price											$ 3.75
Warrants received											13,333
Promissory note			$ 50,000		$ 100,000						$ 200,000
Additional warrants share of common stock											333,334
Convertible Notes Three [Member]
Current liability and interest expense		$ 7,000
Interest rate		10.00%
Maturity date		Dec. 07, 2020
Warrants exercise price		$ 1.95
Issuance of restricted shares of common stock		106,667
Issuance of restricted shares of common stock, discount		$ 156,000
Common stock conversion price		$ 3.00
Toal discount		$ 300,000
Gross proceeds	$ 52,500	$ 247,500
Convertible Notes One [Member]
Interest expense related to convertible notes payable											$ 8,000
Warrants value											$ 22,000
Interest rate											10.00%
Common stock shares exercise price											$ 3.75
Warrants Exercise price											$ 3.75
Warrants received											66,667
Promissory note											$ 200,000
Loan fees											$ 10,000
Convertible Notes Two [Member]
Interest rate											10.00%
Common stock shares exercise price											$ 1.50
Warrants Exercise price											$ 0.75
Warrants received											13,334
Promissory note											$ 1,000,000
Additional warrants share of common stock						26,667					26,667
Loan fees											$ 120,000
Convertible Promissory Note [Member]
Warrants received											200,000
Exercise price											$ 3.00
Common stock shares of warrant											66,667